Related Party Transactions (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2015	Apr. 30, 2014
Related Party (Textual)
Aggregate amount received by related parties		$ 454,581	$ 441,516
Rental income	9,000	27,000	36,000
Mortgage note bears interest rate	6.75%	6.75%
Imputed interest on related party debt	$ 7,635	$ 20,967